Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ (1,009,780)	$ (650,396)
Provision for expected credit losses	(415,718)	(425,835)
Reversal of expected credit losses	259,286	98,045
Foreign currency translation	(10,509)	(31,594)
Balance at the beginning of the year/period	$ (1,176,721)	$ (1,009,780)